Note 9 - Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
				Effects of
	Quoted			Netting
	Prices	Significant	Significant	and Cash
	in Active	Observable	Unobservable	Margin
	Markets	Inputs	Inputs	Receivables
	(Level 1)	(Level 2)	(Level 3)	/Payables	Total
As of September 30, 2022
ASSETS
Gas Utility:
U.S. stock/bond mutual funds	$19.1	$—	$—	$—	$19.1
NYMEX/ICE natural gas contracts	57.8	—	—	(57.8)	—
Gas Marketing:
NYMEX/ICE natural gas contracts	91.8	—	—	(91.8)	—
Natural gas commodity contracts	56.6	—	—	(4.0)	52.6
Other:
U.S. stock/bond mutual funds	29.3	—	—	—	29.3
Interest rate swaps	63.6	—	—	—	63.6
Total	$318.2	$—	$—	$(153.6)	$164.6
LIABILITIES
Gas Utility:
NYMEX/ICE natural gas contracts	$30.7	$—	$—	$(30.7)	$—
Gas Marketing:
NYMEX/ICE natural gas contracts	82.3	—	—	(82.3)	—
Natural gas commodity contracts	65.5	—	—	(4.0)	61.5
Total	$178.5	$—	$—	$(117.0)	$61.5

As of September 30, 2021
ASSETS
Gas Utility:
U.S. stock/bond mutual funds	$23.8	$—	$—	$—	$23.8
NYMEX/ICE natural gas contracts	104.0	—	—	(104.0)	—
Gas Marketing:
NYMEX/ICE natural gas contracts	—	114.7	—	(93.7)	21.0
Natural gas commodity contracts	—	35.2	—	(5.5)	29.7
Other:
U.S. stock/bond mutual funds	26.2	—	—	—	26.2
Interest rate swaps	12.6	—	—	(5.2)	7.4
Total	$166.6	$149.9	$—	$(208.4)	$108.1
LIABILITIES
Gas Utility:
NYMEX/ICE natural gas contracts	$0.3	$—	$—	$(0.3)	$—
Gas Marketing:
NYMEX/ICE natural gas contracts	—	62.0	—	(62.0)	—
Natural gas commodity contracts	—	96.7	—	(5.5)	91.2
Other:
Interest rate swaps	5.7	—	—	(5.2)	0.5
Total	$6.0	$158.7	$—	$(73.0)	$91.7
				Effects of
	Quoted			Netting
	Prices	Significant	Significant	and Cash
	in Active	Observable	Unobservable	Margin
	Markets	Inputs	Inputs	Receivables
	(Level 1)	(Level 2)	(Level 3)	/Payables	Total
As of September 30, 2022
ASSETS
U.S. stock/bond mutual funds	$19.1	$—	$—	$—	$19.1
NYMEX/ICE natural gas contracts	57.8	—	—	(57.8)	—
Total	$76.9	$—	$—	$(57.8)	$19.1
LIABILITIES
NYMEX/ICE natural gas contracts	$30.7	$—	$—	$(30.7)	$—

As of September 30, 2021
ASSETS
U.S. stock/bond mutual funds	$23.8	$—	$—	$—	$23.8
NYMEX/ICE natural gas contracts	104.0	—	—	(104.0)	—
Total	$127.8	$—	$—	$(104.0)	$23.8
LIABILITIES
NYMEX/ICE natural gas contracts	$0.3	$—	$—	$(0.3)	$—